Premises and equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 16 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2014	2013
Land		$115,176	$110,453
Buildings	10-50	483,983	500,474
Equipment	2-10	290,444	305,814
Leasehold improvements	3-10	69,443	86,020
		843,870	892,308
Less - Accumulated depreciation
and amortization		475,162	488,497
Subtotal		368,708	403,811
Construction in progress		10,697	5,252
Total premises and equipment, net		$494,581	$519,516

Depreciation and amortization of premises and equipment for the year 2014 was $47.1 million (2013 -$48.2 million; 2012 - $46.7 million), of which $23.8 million (2013 - $24.8 million; 2012 - $24.2 million) was charged to occupancy expense and $23.3 million (2013 - $23.4 million; 2012 - $22.5 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $28.1 million (2013 - $26.6 million; 2012 - $22.9 million).